Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0000789570
Registrant Name	MGM Resorts International
Registration File Number	333-277326
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES